Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of movements in share capital
The movements in the Company’s share capital, share premium and treasury shares accounts for the years ended December 31, 2022, 2021 and 2020 are set out in the following table:

		Issued share capital	Share premium	Treasury shares	Increase / (Decrease) in net assets	Price per share	Issued share capital	Treasury shares	Outstanding share capital
		In KUSD					Number of shares issued	Number of shares (held or received) / delivered	Number of shares outstanding
Balance at December 31, 2019		4,361	549,922	(100)	554,183		53,337,500	(1,240,540)	52,096,960

April 15, 2020	Shares surrendered by Share Purchase Plan 2013 and Share Purchase Plan 2016 participants to settle share purchase plan promissory notes	—	11,208	(11,208)	—	USD 18.75	—	(597,774)	(597,774)
April 16, 2020	Issuance of shares per shareholder's agreement addendum through capitalization of reserves	393	(393)	—	—	CHF 0.008	4,777,996	—	4,777,996
April 24, 2020	Elimination of fractional holdings	—	—	—	—	CHF 0.008	—	51	51
May 19, 2020	Issuance of shares to be held as treasury	34	—	(34)	—	CHF 0.008	408,873	(408,873)	—
May 19, 2020	Grant of shares to settle Incentive Plan 2014 awards, net	—	(29)	29	—	CHF 0.008	—	356,144	356,144
May 19, 2020	Issuance of shares at IPO	1,007	231,661	—	232,668	USD 19.00	12,245,631	—	12,245,631
May 19, 2020	Sale of shares under greenshoe option	—	23,591	11,309	34,900	USD 19.00	—	1,836,844	1,836,844
May 19, 2020	Transaction costs, IPO and greenshoe option	—	(23,355)	—	(23,355)		—	—	—
September 28, 2020	Issuance of shares at follow-on offering	519	203,481	—	204,000	USD 34.00	6,000,000	—	6,000,000
September 28, 2020	Transaction costs, follow-on offering	—	(15,084)	—	(15,084)		—	—	—
September 30, 2020	Other	—	—	—	—	CHF 0.08	—	2,796	2,796
December 31, 2020	Shares issued for exercise of option awards	—	54	—	54	CHF 0.08	—	2,895	2,895
Movements during the year ended December 31, 2020		1,953	431,134	96	433,183		23,432,500	1,192,083	24,624,583
Balances reported at December 31, 2019		4,361	549,922	(100)	554,183		53,337,500	(1,240,540)	52,096,960
Balance at December 31, 2020		6,314	981,056	(4)	987,366		76,770,000	(48,457)	76,721,543
April 1, 2021	Issuance of shares to be held as treasury	131	—	(131)	—	CHF 0.008	1,500,000	(1,500,000)	—
January 1, 2021 - December 31, 2021	Exercise of options and vestings of RSUs	—	771	7	778		—	88,935	88,935
Movements during the year ended December 31, 2021		131	771	(124)	778		1,500,000	(1,411,065)	88,935
Balances reported at December 31, 2020		6,314	981,056	(4)	987,366		76,770,000	(48,457)	76,721,543
Balance at December 31, 2021		6,445	981,827	(128)	988,144		78,270,000	(1,459,522)	76,810,478

August 15, 2022	Issuance of shares, Deerfield exchange agreement, net of transaction costs	—	19,640	194	19,834	CHF 0.08	—	2,390,297	2,390,297
September 05, 2022	Issuance of shares to be held as treasury shares	254	—	(254)	—	CHF 0.08	3,123,865	(3,123,865)	—
September 06, 2022	Issuance of shares, share purchase agreement, net of transaction costs	—	6,070	60	6,130	CHF 0.08	—	733,568	733,568
January 1, 2022 - December 31, 2022	Vesting of RSUs	—	(62)	62	—		—	708,184	708,184
November 01, 2022	Issuance of shares to be held as treasury, ATM Facility	613	(23)	(613)	(23)	CHF 0.08	7,648,081	(7,648,081)	—
Movements during the year ended December 31, 2022		867	25,625	(551)	25,941		10,771,946	(6,939,897)	3,832,049
Balances reported at December 31, 2021		6,445	981,827	(128)	988,144		78,270,000	(1,459,522)	76,810,478
Balance at December 31, 2022		7,312	1,007,452	(679)	1,014,085		89,041,946	(8,399,419)	80,642,527